Financial risk management objectives and policies - Schedule of Foreign Currency Forward Exchange Contracts (Details) - Apr. 02, 2023
€ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, SFr in Millions, $ in Millions, $ in Millions
	USD ($)	EUR (€)	JPY (¥)	CNY (¥)	GBP (£)	HKD ($)	CHF (SFr)
Forward contract to purchase Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts	$ 146.7	€ 187.5	¥ 2,055.6
Forward contract to sell Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts	$ 77.9	€ 94.7
Forward contract to purchase euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts				¥ 878.9	£ 41.6	$ 106.1	SFr 1.2
Forward contract to sell euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts				¥ 193.2	£ 9.2	$ 118.7	SFr 10.9